Share-Based Compensation (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended		0 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	2 Months Ended	3 Months Ended	0 Months Ended			3 Months Ended
	Jul. 02, 2012	Jul. 31, 2013	Jul. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Feb. 24, 2014	Jan. 02, 2014	Sep. 30, 2013	Mar. 14, 2014 Subsequent Event [Member]	Mar. 31, 2014 Stock options [Member]	Dec. 31, 2013 Stock options [Member]	Dec. 31, 2012 Stock options [Member]	Mar. 31, 2014 Stock Warrants [Member]	Dec. 31, 2013 Stock Warrants [Member]	Dec. 31, 2012 Stock Warrants [Member]	Nov. 30, 2012 Del Mar Consulting [Member]	Nov. 30, 2013 Del Mar Consulting [Member]	Sep. 30, 2013 Del Mar Consulting [Member]	Sep. 30, 2012 Del Mar Consulting [Member]	Dec. 31, 2013 Del Mar Consulting [Member]	Nov. 30, 2012 Alex Partners, LLC [Member]	Nov. 30, 2013 Alex Partners, LLC [Member]	Sep. 30, 2013 Alex Partners, LLC [Member]	Sep. 30, 2012 Alex Partners, LLC [Member]	Jan. 02, 2014 Dr Donald O Rourke [Member] Stock Warrants [Member] Common Stock [Member] Subsequent Event [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2014 Board of Directors Chairman [Member]	Dec. 31, 2013 Board of Directors Chairman [Member]	Mar. 31, 2014 Scientific Advisory Board [Member]	Dec. 31, 2013 Scientific Advisory Board [Member]	Feb. 29, 2008 Stock Option Plan [Member]	Feb. 29, 2008 Stock Option Plan [Member] Chief Executive Officer [Member]	May 31, 2010 Stock Option Plan [Member] President [Member]	Feb. 29, 2008 Stock Option Plan [Member] President [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Common Stock [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Steven Girgenti [Member] Common Stock [Member]	Dec. 31, 2013 Non Employee Stock Compensation [Member] Steven Girgenti [Member] Common Stock [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Dr Oscar Bronsther [Member] Common Stock [Member]	Dec. 31, 2013 Non Employee Stock Compensation [Member] Dr Oscar Bronsther [Member] Common Stock [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Alvaro Pascual - Leone [Member] Common Stock [Member]	Dec. 31, 2013 Non Employee Stock Compensation [Member] Alvaro Pascual - Leone [Member] Common Stock [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Jason Barton [Member] Common Stock [Member]	Dec. 31, 2013 Non Employee Stock Compensation [Member] Jason Barton [Member] Common Stock [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Jose Romano [Member] Common Stock [Member]	Dec. 31, 2013 Non Employee Stock Compensation [Member] Jose Romano [Member] Common Stock [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Josef Zihl [Member] Common Stock [Member]	Dec. 31, 2013 Non Employee Stock Compensation [Member] Josef Zihl [Member] Common Stock [Member]	Mar. 31, 2014 Non Employee Stock Compensation [Member] Lowell Rush [Member] Common Stock [Member]	Dec. 31, 2013 Non Employee Stock Compensation [Member] Lowell Rush [Member] Common Stock [Member]	Mar. 31, 2014 Consulting Agreement [Member]	Dec. 31, 2013 Consulting Agreement [Member]	Nov. 30, 2013 Extension Agreement [Member] Del Mar Consulting [Member]	Mar. 31, 2014 Extension Agreement [Member] Del Mar Consulting [Member]	Nov. 30, 2013 Extension Agreement [Member] Alex Partners, LLC [Member]	Mar. 31, 2014 Extension Agreement [Member] Alex Partners, LLC [Member]	Jan. 02, 2014 Advisory Agreement [Member]	Jul. 02, 2013 Advisory Agreement [Member]	Jan. 02, 2013 Advisory Agreement [Member]	Mar. 31, 2014 Advisory Agreement [Member] J And M Groups Llc [Member]
Share-Based Compensation (Textual)
Ownership percentage of outstanding voting stock for the options to be granted																																	More than 10%.
Exercise price of options granted																																	Not less than 110% of the fair market value of the common stock on the grant date.
Option expired period determined by the board of directors																																	Not extend mare than 10 years from the grant date.
Outstanding voting stock expire from grant date																																	10 years
Vesting period for employees																																	3 years
Number of shares, Granted														3,810,579		4,667																		500,000		500,000
Percentage of number of shares covered by plan																																	10.00%
Exercise price per share														$ 2.52		$ 4.50																		$ 0.135		$ 0.135
Percentage of options vested on first anniversary																																	33.333%
Percentage of options vested on second anniversary																																	33.333%
Percentage of options vested on third anniversary																																	33.333%
Grant expire date																																	Feb. 12, 2018
Options cancelled or expired																																			166,667
Share based compensation expenses				$ 316,000		$ 450,442																					$ 0	$ 0	$ 36,250	$ 50,000	$ 28,125	$ 35,938																				$ 78,620	$ 41,380						$ 37,500	$ 33,000
Weighted-average remaining contractual life of outstanding options											3 years 10 months 17 days	4 years 1 month 13 days		2 years 4 months 6 days	10 months 28 days
Share-based compensation shares issued to nonemployees for services, share																		33,000		10,800			27,000		7,200													2,294	8,688	2,222	9,500	710	2,997	694	3,792	694	3,792	1,420	5,068	2,222	4,612			3,000	3,000	2,000	2,000	6,276			2,500
Share-based compensation shares issued to nonemployees for services, value				33,000	168,655												157,500	66,000	21,600	21,600	240,625	105,000	54,000	14,400	14,400												7,813	5,000	20,000	5,000	20,000	1,563	7,813	1,563	7,813	1,563	7,813	3,125	12,500	5,000	10,000			5,400	5,400	3,600	3,600	15,000			4,700
consultancy agreement period																	12 months	3 months				12 months	3 months
Total unrecognized compensation costs related to warrant and stock awards and non-vested options						78,621			175,000
Stock issued during period, Restricted Stock, shares	45,000	15,000	30,000							30,000																																																	15,000	30,000
Stock Issued during period, Restricted Stock, value			66,000																																																								37,500	66,000
Warrants issued to purchase common stock shares, Shares				2,261,214			420,838	792,523																		7,000
Warrants Issued To Purchase Value Of Common Stock Shares																										$ 5,522
Warrants issued or issuable to purchase additional shares Common stock price																										$ 3.08